RELATED PARTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
RELATED PARTIES [Abstract]
Management fees - included in General and administrative	$ 430	$ 343	$ 379
Short Terms Loan			$ 200